Shareholder Report, Line Graph (Details) - USD ($)					6 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended	18 Months Ended	20 Months Ended	22 Months Ended	24 Months Ended	30 Months Ended	32 Months Ended	34 Months Ended	36 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	54 Months Ended	56 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Aug. 29, 2023	Oct. 27, 2021	Dec. 16, 2016	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2025	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2026	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
C000211588
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Small Cap Value - Retail
Accumulated Value				$ 10,000					$ 11,789				$ 13,612				$ 14,316			$ 12,513			$ 18,712		$ 15,663		$ 17,173		$ 18,235		$ 19,964		$ 28,877
C000211587
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Small Cap Value - Inst
Accumulated Value				250,000					295,165				341,313				359,500			314,428			471,127		394,505		432,935		460,563		505,349		731,660
C000134695
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Small Cap Growth - Retail
Accumulated Value				10,000					12,944				16,405				17,825			20,157			32,045		22,274		25,021		27,395		29,369		40,413
C000134696
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Small Cap Growth - Inst
Accumulated Value				250,000					324,112				411,041				447,875			507,380			807,372		562,308		632,729		693,642		745,049		1,027,084
C000216810
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Small Cap Core - Retail
Accumulated Value				10,000					11,798				13,682				14,259			14,447			21,502		18,245		21,104		24,000		24,818		32,965
C000216811
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Small Cap Core - Inst
Accumulated Value				250,000					295,385				343,077				358,077			363,462			541,923		460,579		533,407		607,987		628,678		836,352
C000211581
Account Value [Line Items]
Line Graph and Table Measure Name					SBH All Cap - Retail
Accumulated Value				10,000					11,297				12,522				13,938			15,346			21,863		19,173		21,431		25,116		27,172		32,155
C000211582
Account Value [Line Items]
Line Graph and Table Measure Name					SBH All Cap - Inst
Accumulated Value				250,000					282,856				313,994				350,012			385,855			550,005		482,374		539,229		632,417		684,137		809,633
C000211583
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Emerging Markets - Retail
Accumulated Value				10,000					12,645				13,594				13,493			12,236			17,277		13,680		14,795		18,598		21,368		31,509
C000211584
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Emerging Markets - Inst
Accumulated Value				250,000					317,266				341,646				339,908			308,717			436,587		346,085		375,338		472,136		543,506		802,342
C000211585
Account Value [Line Items]
Line Graph and Table Measure Name					SBH International Small Cap - Retail
Accumulated Value				10,000					12,403				13,015				11,221			9,388			13,224		10,763		12,168		14,177		18,277		21,767
C000211586
Account Value [Line Items]
Line Graph and Table Measure Name					SBH International Small Cap - Inst
Accumulated Value				250,000					310,972				326,939				282,873			237,094			334,563		272,545		308,605		360,276		464,492		553,617
C000246766
Account Value [Line Items]
Line Graph and Table Measure Name					SBH International Equity - Retail
Accumulated Value		$ 10,000					$ 8,364				$ 9,957				$ 11,403				$ 14,159			$ 18,093
C000246765
Account Value [Line Items]
Line Graph and Table Measure Name					SBH International Equity - Inst
Accumulated Value		250,000					209,297				249,516				286,198				356,021			455,516
C000018316
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Global All Cap - Retail
Accumulated Value				10,000					11,334				11,660				12,903			12,480			16,412		14,149		16,927		19,892		22,523		26,386
C000052675
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Global All Cap - Inst
Accumulated Value				250,000					283,933				292,439				324,141			313,542			413,174		356,812		427,201		502,894		569,628		667,481
C000018311
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Plus Bond - Retail
Accumulated Value				10,000					10,113				10,157				10,906			11,775			12,021		10,691		10,801		11,254		11,919		12,417
C000052673
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Plus Bond - Inst
Accumulated Value				250,000					253,230				254,731				274,147			296,149			302,844		269,684		273,188		284,898		302,029		314,935
C000018320
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Quality High Yield - Retail
Accumulated Value				10,000					10,875				10,977				11,781			12,033			13,310		11,841		12,741		13,909		15,018		15,754
C000052678
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Quality High Yield - Inst
Accumulated Value				250,000					272,886				275,995				296,319			303,458			335,732		299,038		322,548		352,607		381,234		400,769
C000176020
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Municipal Opportunities - Retail
Accumulated Value			$ 10,000			$ 10,649				$ 11,024				$ 11,662				$ 12,232			$ 12,971			$ 11,713		$ 11,792		$ 12,300		$ 12,739		$ 13,529
C000176021
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Municipal Opportunities - Inst
Accumulated Value			250,000			266,599				276,387				292,591				307,681			326,455			295,515		297,953		310,944		322,505		343,007
C000018312
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Colorado Tax Free - Retail
Accumulated Value				10,000					9,933				10,095				10,667			11,079			11,588		10,658		10,584		11,029		11,203		11,759
C000169263
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Colorado Tax Free - Inst
Accumulated Value				250,000					248,682				253,081				267,868			278,541			291,940		268,751		267,277		279,132		283,646		298,346
C000244704
Account Value [Line Items]
Line Graph and Table Measure Name					Barrett Growth
Accumulated Value				10,000					11,437				13,577				15,437			17,703			23,868		19,657		23,698		31,481		33,782		35,507
C000244699
Account Value [Line Items]
Line Graph and Table Measure Name					Barrett Opportunity
Accumulated Value				10,000					12,298				13,315				13,414			12,841			17,019		17,246		19,343		24,117		25,321		30,724
C000243104
Account Value [Line Items]
Line Graph and Table Measure Name					SBH Select Equity ETF
Accumulated Value	$ 10,000							$ 11,911				$ 12,886				$ 16,166
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,851				13,602				14,824			15,792			22,767		19,610		23,327		28,721		33,114		40,667
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				250,000					296,274				340,057				370,603			394,802			569,164		490,245		583,165		718,022		827,850		1,016,677
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,851				13,602				14,824			15,792			22,767		19,610		23,327		28,721		33,114		40,667
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				250,000					296,274				340,057				370,603			394,802			569,164		490,245		583,165		718,022		827,850		1,016,677
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,851				13,602				14,824			15,792			22,767		19,610		23,327		28,721		33,114		40,667
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				250,000					296,274				340,057				370,603			394,802			569,164		490,245		583,165		718,022		827,850		1,016,677
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,851				13,602				14,824			15,792			22,767		19,610		23,327		28,721		33,114		40,667
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				250,000					296,274				340,057				370,603			394,802			569,164		490,245		583,165		718,022		827,850		1,016,677
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA IMI Index
Accumulated Value				10,000					12,043				12,976				13,010			12,394			17,002		13,626		15,325		17,099		20,147		25,497
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA IMI Index
Accumulated Value				250,000					301,084				324,405				325,251			309,847			425,040		340,640		383,118		427,464		503,664		637,433
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA IMI Index
Accumulated Value				10,000					12,043				12,976				13,010			12,394			17,002		13,626		15,325		17,099		20,147		25,497
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA IMI Index
Accumulated Value				250,000					301,084				324,405				325,251			309,847			425,040		340,640		383,118		427,464		503,664		637,433
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA IMI Index
Accumulated Value		10,000					7,997				8,994				10,035				11,823			14,964
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA IMI Index
Accumulated Value		250,000					199,913				224,842				250,867				295,587			374,092
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index
Accumulated Value				10,000					11,820				13,130				13,961			14,358			19,964		17,102		20,267		24,360		28,320		34,363
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index
Accumulated Value				250,000					295,489				328,251				349,031			358,956			499,107		427,546		506,686		608,997		708,009		859,079
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					9,969				9,929				10,710			11,646			11,607		10,413		10,315		10,587		11,230		11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value				250,000					249,213				248,223				267,757			291,158			290,187		260,321		257,880		264,664		280,746		291,388
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					9,969				9,929				10,710			11,646			11,607		10,413		10,315		10,587		11,230		11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value				250,000					249,213				248,223				267,757			291,158			290,187		260,321		257,880		264,664		280,746		291,388
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Accumulated Value			10,000			10,447				10,611				11,322				11,826			12,318			11,263		11,621		11,995		12,128		12,981
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Accumulated Value			250,000			261,179				265,266				283,055				295,646			307,962			281,565		290,537		299,872		303,208		324,537
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Accumulated Value				10,000					9,951				10,107				10,785			11,264			11,734		10,728		11,070		11,425		11,553		12,365
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Accumulated Value				250,000					248,781				252,673				269,618			281,612			293,343		268,199		276,745		285,636		288,815		309,131
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,790				13,484				14,889			16,006			22,536		20,144		24,091		30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,790				13,484				14,889			16,006			22,536		20,144		24,091		30,006		34,556		42,271
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000							12,160				14,021				17,219
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					12,486				14,121				13,241			10,927			18,934		15,851		16,803		18,634		19,666		28,123
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				250,000					312,142				353,031				331,018			273,166			473,340		396,278		420,085		465,856		491,643		703,079
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					12,440				15,160				15,086			15,610			23,628		15,729		18,644		20,347		22,326		30,976
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				250,000					311,004				378,997				377,139			390,258			590,694		393,220		466,091		508,676		558,159		774,400
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					12,460				14,649				14,164			13,226			21,429		16,029		18,002		19,812		21,334		30,034
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				250,000					311,502				366,220				354,100			330,641			535,723		400,734		450,052		495,309		533,355		750,851
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index
Accumulated Value				10,000					12,374				13,390				13,551			13,092			18,447		13,783		14,024		15,784		18,197		26,113
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index
Accumulated Value				250,000					309,362				334,739				338,782			327,304			461,186		344,573		350,604		394,596		454,914		652,835
MSCI EAFE SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Small Cap Index
Accumulated Value				10,000					12,318				13,851				12,972			12,516			17,645		13,414		14,779		15,929		19,508		22,901
MSCI EAFE SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Small Cap Index
Accumulated Value				250,000					307,946				346,281				324,306			312,891			441,122		335,351		369,473		398,235		487,691		572,519
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
Accumulated Value		10,000					8,039				9,549				10,650				12,538			15,075
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
Accumulated Value		$ 250,000					$ 200,985				$ 238,713				$ 266,253				$ 313,452			$ 376,872
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. High Yield - 2% Issuer Capped Index
Accumulated Value				10,000					11,269				11,564				12,429			12,428			14,335		12,497		13,630		15,052		16,600		17,582
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. High Yield - 2% Issuer Capped Index
Accumulated Value				250,000					281,726				289,108				310,721			310,712			358,372		312,419		340,758		376,310		415,010		439,541
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-15 Year Municipal Blend Index
Accumulated Value			10,000			10,394				10,499				11,142				11,608			11,965			11,184		11,495		11,805		12,115		12,781
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-15 Year Municipal Blend Index
Accumulated Value			$ 250,000			$ 259,860				$ 262,478				$ 278,560				$ 290,196			$ 299,129			$ 279,596		$ 287,375		$ 295,113		$ 302,885		$ 319,514
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-15 Year Municipal Blend Index
Accumulated Value				10,000					9,985				10,085				10,703			11,150			11,494		10,743		11,042		11,339		11,638		12,277
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-15 Year Municipal Blend Index
Accumulated Value				$ 250,000					$ 249,620				$ 252,135				$ 267,583			$ 278,761			$ 287,342		$ 268,578		$ 276,051		$ 283,484		$ 290,950		$ 306,923
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000							$ 12,230				$ 14,146				$ 17,259